Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Available-for-sale debt securities, amortized cost
Due within one year	¥ 37,257
Due after one to five years	303,251
Due after five to ten years	557,027
Due after ten years	1,129,232
Available-for-sale debt securities, Amortized cost	2,026,767
Available-for-sale debt securities, fair value
Due within one year	37,380
Due after one to five years	306,218
Due after five to ten years	558,303
Due after ten years	1,102,016
Available-for-sale debt securities	2,003,917	¥ 1,631,185
Held-to-maturity debt securities, amortized cost
Due after five to ten years	11,246
Due after ten years	102,544
Held-to-maturity securities, Amortized cost	113,790	¥ 113,805
Held-to-maturity debt securities, fair value
Due after five to ten years	13,093
Due after ten years	126,039
Held-to-maturity securities, fair value	¥ 139,132